PROPERTY, PLANT AND EQUIPMENT - IMPAIRMENT (Details) - CAD CAD in Millions		12 Months Ended
	Nov. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016
IMPAIRMENT
Impairment loss		CAD 1,376	CAD 96
Northern Gateway Pipeline Project
IMPAIRMENT
Impairment loss	CAD 373
Impairment loss, net of tax	CAD 272
Sandpiper Project
IMPAIRMENT
Impairment loss		992
Impairment loss, net of tax		81
Estimated remaining fair value				CAD 71
Enbridge Energy Partners, L.P.
IMPAIRMENT
Impairment charges			96
Land | Sandpiper Project
IMPAIRMENT
Estimated remaining fair value		3
Non-core trucking assets and related facilities | Enbridge Energy Partners, L.P.
IMPAIRMENT
Impairment charges		CAD 11
Berthold rail facility | Enbridge Energy Partners, L.P.
IMPAIRMENT
Impairment charges			80
Louisiana propylene pipeline | Enbridge Energy Partners, L.P.
IMPAIRMENT
Impairment charges			CAD 16